Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Total	$ 18,003	$ 17,419
Less: Accumulated depreciation	(7,282)	(7,217)
Property, Plant and Equipment, Net	10,721	10,202
Building
Property, Plant and Equipment [Line Items]
Total	6,033	6,051
Electronic And Office Equipment
Property, Plant and Equipment [Line Items]
Total	9,896	9,523
Leasehold Improvement And Building Improvement
Property, Plant and Equipment [Line Items]
Total	511	681
Motor vehicles
Property, Plant and Equipment [Line Items]
Total	$ 1,563	$ 1,164